Principal accounting policies - Segment reporting (Details) - segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies
Number of operating segments	1	1	1
Number of reportable segments	1	1	1